CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, Convertible Series G, authorized	400,000	400,000	200,000
Preferred stock, Convertible Series G, par value	$ 1	$ 1	$ 1
Preferred stock, Convertible Series G, stated value	$ 50	$ 50	$ 50
Preferred stock, Convertible Series G, shares issued	215,281	198,074	150,938
Preferred stock, Convertible Series G, shares outstanding	215,281	198,074	150,938
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, issued	82,295,000	62,461,448	48,707,103
Common stock, outstanding	82,295,000	62,461,448	48,707,103
Convertible Series B
Preferred stock, par value	$ 2	$ 2	$ 2
Preferred Stock, shares issued	65,141	65,141	65,141
Preferred stock, shares outstanding	65,141	65,141	65,141
Cumulative Series C
Preferred stock, par value	$ 1	$ 1	$ 1
Preferred Stock, shares issued	64,763	64,763	64,763
Preferred stock, shares outstanding	64,763	64,763	64,763
Convertible Series D
Preferred stock, par value	$ 1	$ 1	$ 1
Preferred Stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Convertible Series E
Preferred stock, par value	$ 1	$ 1	$ 1
Preferred Stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Convertible Series F
Preferred stock, par value	$ 1	$ 1	$ 1
Preferred Stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0